--------------------------------------------------------------------------------

           -----------------------------------------------------------
                                  SMITH BARNEY
                               GROUP SPECTRUM FUND
           -----------------------------------------------------------

              CLASSIC SERIES | SEMI-ANNUAL REPORT | MARCH 31, 2002

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(SM)

           -----------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
           -----------------------------------------------------------

--------------------------------------------------------------------------------

[PHOTO OMITTED]  ALAN SHAW
                 LOUISE YAMADA
                 Technical Research
                 Team Leaders

[LOGO] Classic Series

--------------------------------------------------------------------------------

Semi-Annual Report o March 31, 2002

SMITH BARNEY
GROUP SPECTRUM FUND

--------------------------------------------------------------------------------
ALAN SHAW
--------------------------------------------------------------------------------

Beginning his career over 40 years ago, Alan became involved in technical analysis around 1960 and served as Research Director at Harris Upham before its merger with Smith Barney in 1976. Since then, he has played an integral role in Salomon Smith Barney's Equity Research Department, as a Managing Director and Manager of Technical Research, representing a 44-year commitment to the organization.

--------------------------------------------------------------------------------
LOUISE YAMADA
--------------------------------------------------------------------------------

Louise Yamada's 22-year career with Salomon Smith Barney is equally illustrious. She also plays an integral role in Salomon smith Barney as a Managing Director and Manager of the Technical Research team that has been ranked for 24 straight years by Instutional Investor magazine, with Louise taking the number one spot in 2001.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Smith Barney Group Spectrum Fund seeks to outperform the Standard & Poor's 500 Index by investing at least 80% of its assets in the common stocks that make up the sectors of the Standard & Poor's 500 Index, and that have been determined by the Smith Barney Group Spectrum Allocation Model as likely to outperform the entire Standard & Poor's 500 Index.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
October 30, 2000

TECHNICAL RESEARCH
TEAM LEADER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
Alan Shaw                                                               44 years
Louise Yamada                                                           22 years

                                       CLASS A         CLASS B       CLASS L
--------------------------------------------------------------------------------
NASDAQ                                  SGSAX           SGSBY         SGTLY
--------------------------------------------------------------------------------
INCEPTION                             10/30/00        10/30/00      10/30/00
--------------------------------------------------------------------------------

Average Annual Total Returns as of March 31, 2002*

                                                  Without Sales Charges(1)

                                            Class A       Class B       Class L
--------------------------------------------------------------------------------
Six-Month+                                   (1.31)%       (1.65)%       (1.65)%
--------------------------------------------------------------------------------
One Year                                    (11.20)       (11.81)       (11.81)
--------------------------------------------------------------------------------
Since Inception++                           (14.94)       (15.55)       (15.55)
--------------------------------------------------------------------------------

                                                   With Sales Charges(2)

                                            Class A       Class B       Class L
--------------------------------------------------------------------------------
Six-Month+                                   (6.22)%       (6.56)%       (3.58)%
--------------------------------------------------------------------------------
One Year                                    (15.67)       (16.22)       (13.54)
--------------------------------------------------------------------------------
Since Inception++                           (17.97)       (17.94)       (16.17)
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

+ Total returns are not annualized, as they may not be representative of the total return for the year.

++    Inception date for Class A, B and L shares is October 30, 2000.

--------------------------------------------------------------------------------

What's Inside

Your Investment in the Smith Barney Group Spectrum Fund ...................    1

Letter to Our Shareholders ................................................    2

Fund at a Glance ..........................................................    5

Historical Performance ....................................................    6

Growth of $10,000 .........................................................    8

Schedule of Investments ...................................................    9

Statement of Assets and Liabilities .......................................   20

Statement of Operations ...................................................   21

Statements of Changes in Net Assets .......................................   22

Notes to Financial Statements .............................................   23

Financial Highlights ......................................................   28

[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed.(SM)

--------------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------

================================================================================
                      YOUR INVESTMENT IN THE SMITH BARNEY
                              GROUP SPECTRUM FUND
================================================================================

For many years, Alan Shaw, Louise Yamada and the Salomon Smith Barney Technical Research team have maintained an allocation model that tracks each of the sectors included in the Standard & Poor's 500 Index(1) ("S&P 500"). This model, known as the Group Spectrum Allocation Model ("Allocation Model"), employs technical analysis to analyze the sectors and compile a buy, hold, avoid or sell recommendation for each.

[CLIP ART] -- Try to Pick the Best

In contrast to an allocation strategy that may seem, at best, a weakened imitation of the S&P 500, the Group Spectrum team's top picks are sectors they really like. For instance, if a sector of the S&P 500 is rated a "buy," the Allocation Model requires more than two times a market weight in that sector. The team is passionate when it picks groups to invest in; for them, it's take a large position or don't invest. Of course this doesn't mean that their picks are always right.

[CLIP ART] -- Try to Avoid the Rest

As a rule, the model does not rate more than 50% of the S&P 500's weight as a "buy" or "hold." Favoring any more than half of the index would mean that the Allocation Model's performance would correspond too closely to the performance of the S&P 500. The Allocation Model's mission is to perform better than the S&P500, not match it.

[CLIP ART] -- Portfolio Manager - Driven Funds -- The Classic Series

The Classic Series is a selection of Smith Barney Mutual Funds that invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives. This series of funds lets investors participate in a mutual fund where investment decisions are determined by portfolio managers, based on each fund's investment objectives and guidelines.

[CLIP ART] -- A Distinguished History of Managing Your Serious Money

Founded in 1873 and 1892, respectively, the firms of Charles D. Barney and Edward B. Smith were among the earliest providers of securities information, research and transactions. Merged in 1937, Smith Barney & Co. offered its clients a powerful, blue-chip investment capability able to provide timely information, advice and insightful asset management.

When you invest in a fund that is managed by a Citigroup Asset Management adviser, you gain access to blue-chip management delivered professionally. We are proud to offer you, the serious investor, a variety of managed solutions.

(1) The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.


1  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

Dear Shareholder,

We herewith present the semi-annual report for the Smith Barney Group Spectrum Fund ("Portfolio") for the period ended March 31, 2002. In this report, we have summarized what we believe to be the period's prevailing stock market conditions and briefly outline the Portfolio's investment strategy. A detailed summary of the Portfolio's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update

For the six months ended March 31, 2002, the Portfolio's Class A shares, without sales charges, returned negative 1.31%. In comparison, the Standard & Poor's 500 Index ("S&P 500")(1) returned 10.99% for the same period. Over the latter three months of the period, the Portfolio's performance improved versus the first three months of the period, for reasons highlighted in the Market Overview and Portfolio Update section of this report.

Investment Strategy

The Portfolio seeks to outperform the S&P 500 by investing at least 80% of its assets in the common stocks that comprise the sub-industries of the S&P 500 that have been determined by the Smith Barney Group Spectrum Allocation Model ("GSAM")(2) as likely to outperform the entire S&P 500. The Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt securities. If the Portfolio takes a temporary defensive position, it may be unable to achieve its investment goal. Please refer to the Market Overview and Portfolio Update section of this report for additional discussion of the subject.

Market Overview and Portfolio Update

The U.S. equity market, like many stock markets around the world during the period, continued to reflect vast cross currents of sufficient influence to result in an extraordinary level of uncertainty, a condition almost always associated with, at best, sideways market trends (during which the market is volatile), if not outright bear market progressions. Fortunately, the technical analysis discipline, upon which the Portfolio is managed, concerns itself with the end result of "price" and not with all the "reasons" behind the posted quote. As technical analysts, we adhere to the creed, "In Price There is Knowledge". Eventually, we will find out why a stock has been rising or falling, but by the time the reason becomes known, fortunes may have already been made, or wiped out.

It is curious to note that in historical references to the origin of technical analysis in the U.S. a century or so ago, one reason given for studying charts or using other technical tools was the "unreliable financial statements" of the day. In light of the accounting industry issues raised during the period, it is now reasonable to ask: Have we come full circle?

We can attest to the fact that the Portfolio's performance in the past six months has not been adversely affected by owning either Enron Corp. or Tyco International Ltd., two highly publicized U.S. stocks subject to accounting or other "fundamental" questions. Based on our technical analysis inputs, the respective sub-industries aligned to these stocks have been either on our technical "Avoid" or "Sell" lists, which are tabulated weekly. GSAM/Portfolio holdings are restricted to issues in sub-industries that fall in the "Buy" and "Hold" categories, which the GSAM, and therefore the Portfolio, will overweight.

----------
(1) The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

(2) The GSAM tracks more than 100 sub-industries that compromise the S&P 500 and employs technical analysis of each sub-industry in compiling, on a weekly basis, a buy, hold or sell recommendation for each such sub-industry. The GSAM is a "paper portfolio" that buys and sells securities within sub-industries based on the recommendations.


2  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

Now note the GSAM's holdings, therefore the Portfolio's, as of the end of the period. By far the largest exposure was in the Consumer Discretionary sub-industry with a 21% portfolio weight, or about a 1.5 times market weight position (market weight is relative to the S&P 500). Just less than half the 21% exposure was accounted for by the Retail -- General Merchandise group, which had been on our technical "Buy" list for a number of weeks, and thus qualified for a "over two-times" market weight position in the GSAM/Portfolio. Indeed, for most of the first quarter, Wal-Mart Stores, Inc., the group's largest weighting, also represented the Portfolio's largest equity holding. The stock had moved up out of a consolidation pattern and established an uptrend of intermediate-term proportions that was still in place as of March 31st. The same bullish technical progression was established for Procter & Gamble Co., the biggest weight in the Household Non-Durables group, which has also been on our technical "Buy" list for a number of weeks, and is the main holding in the Consumer Staples area that represented about 15% of the GSAM/Portfolio holdings. Shares of Procter & Gamble were in the top five weights in the Portfolio at the period's end. The Financial and Energy groups grew in a portfolio weight throughout the period combining for one-fourth the Portfolio at quarter's end. Exxon Mobil Corp. was another top five holding at the period's end.

As we have often pointed out in our research reports and educational seminars, portfolio performance is not only based on what you own, but also a product of what you don't own. A simple adage that applies here is that rising share value should not be offset by declining values. To make the point, the technology area sub-industry was particularly weak in the first quarter. Likewise, a number of Healthcare stocks have been breaking down in price with a name like Bristol-Meyers Squibb Co. hitting its lowest price in five years! Under the "new" S&P sub-industry definitions, the "Information Technology" and "Health Care" sub-industries recently accounted for about 32% of S&P market weight (still formidable despite market weakness in the shares). While, as previously noted, it is customary for the GSAM/Portfolio to not own sub-industries on our "Avoid" and "Sell" lists, where the majority (in number) of Information Technology and Health Care groups resided, a few such sub-industries did sit on our "Hold" list during the period which resulted in the GSAM/Portfolio having but a 3% exposure to these poorly acting broadly defined sub-industries.

More than a word is in order to explain how cash positions in the GSAM/Portfolio develop, if at all. First it should be emphasized that the GSAM/Portfolio's goal is to be as fully invested in the stocks that comprise the S&P 500 as our on-going technical analysis of the over 100 sub-industries that define the 500 stocks allows. "Cash" is the reciprocal of the group analytical exercise, which stresses relative strength. In other words, macro factors are not determinate of cash level. We don't come to work on a given day "feeling" bearish, and thus increase the Portfolio's cash position. If over time, more groups are downgraded from "Buy" to "Hold" where a position is decreased, or from "Hold" to "Avoid" where the position is sold, cash will automatically increase if there are no replacement groups at the time. Earlier in the period, the GSAM/Portfolio did have a cash position of about 35%. However, as more groups were upgraded over the period the cash position was automatically decreased to near 18% at the period's end.

We noted in our past correspondence that a negative influence on the GSAM/Portfolio's late 2001 relative performance was the fact that our technical disciplines are not tuned to catch "V" bottoms(3) (we frankly don't know of an investment discipline that is). The quick upside reversals in the technology areas last fall had quite positive impacts on the price indices like the S&P 500, while at the same time our Portfolio was void of such exposure. We are now noting market trends more friendly to our technical disciplines, even though more of a trading range environment has developed. In the first few days after the close of the period, the Portfolio has regained significant relative strength points. Thus, going forward, we remain confident that our disciplines will allow capital appreciation, but just as important, capital preservation as well.

----------
(3)   A "V" bottom (or "V" formation) is a technical chart pattern that forms a
      V. The V pattern indicates that the stock, bond, or commodity being charted has bottomed out and is now in a rising trend.


3  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

In closing, we would like to thank you for investing in the Smith Barney Group Spectrum Fund. We look forward to continuing to help you pursue your financial goals in the future.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman


/s/ Alan Shaw                   /s/ Louise Yamada           /s/ Kevin Kopczynski

Alan Shaw                       Louise Yamada               Kevin Kopczynski
Technical Research              Technical Research          Vice President and
Team Leader                     Team Leader                 Investment Officer

April 12, 2002

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolio or the percentage of the Portfolio's assets held in various sectors will remain the same. Please refer to pages 9 through 19 for a list and percentage breakdown of the Portfolio's holdings. Also, please note any discussion of the Portfolio's holdings is as of March 31, 2002 and is subject to change.


4  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
            Smith Barney Group Spectrum Fund at a Glance (unaudited)
================================================================================

--------------------------------------------------------------------------------
Top Ten Holdings*+
--------------------------------------------------------------------------------

 1. Wal-Mart Stores, Inc. ...............................................   8.5%

 2. Exxon Mobil Corp. ...................................................   5.3

 3. The Procter & Gamble Co. ............................................   3.7

 4. Royal Dutch Petroleum Co., ADR ......................................   2.0

 5. Philip Morris Cos. Inc. .............................................   2.0

 6. Bank of America Corp. ...............................................   2.0

 7. The Coca-Cola Co. ...................................................   1.8

 8. ChevronTexaco Corp. .................................................   1.7

 9. The Home Depot, Inc. ................................................   1.6

10. Wells Fargo & Co. ...................................................   1.5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Industry Diversification*+
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

                      3.5%   Aerospace and Defense
                      8.6%   Banks - Major Regional
                      2.9%   Banks - Money Center
                      3.3%   Beverages - Non-Alcoholic
                      4.2%   Electric Companies
                      3.1%   Foods
                      6.0%   Household Non-Durables
                      2.2%   Machinery - Diversified
                      9.1%   Oil - International Integrated
                     10.6%   Retail - General Merchandise
                     46.5%   Other

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Investment Breakdown*++
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

                     22.8%   Repurchase Agreements

                     77.2%   Common Stock

--------------------------------------------------------------------------------

* All information is as of March 31, 2002. Please note that Portfolio holdings and their weightings are subject to change.

+     As a percentage of total common stock.

++    As a percentage of total investments.


5  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Historical Performance -- Class A Shares
================================================================================

                             Net Asset Value
                         -----------------------
                          Beginning       End        Income      Capital Gain      Return         Total
Period Ended              of Period    of Period    Dividends    Distributions   of Capital   Return(1)+++
==========================================================================================================
3/31/02                   $ 9.16          $9.04      $0.00           $0.00          $0.00         (1.31)%
----------------------------------------------------------------------------------------------------------
Inception* -- 9/30/01      11.40           9.16       0.03            0.00           0.00        (19.43)
==========================================================================================================
Total                                                $0.03           $0.00          $0.00
==========================================================================================================

================================================================================
Historical Performance -- Class B Shares
================================================================================

                             Net Asset Value
                         -----------------------
                          Beginning       End        Income      Capital Gain      Return       Total
Period Ended              of Period    of Period    Dividends    Distributions   of Capital   Return(1)+++
==========================================================================================================
3/31/02                    $ 9.11        $8.96        $0.00         $0.00          $0.00         (1.65)%
----------------------------------------------------------------------------------------------------------
Inception* -- 9/30/01       11.40         9.11         0.02          0.00           0.00        (19.97)
==========================================================================================================
Total                                                 $0.02         $0.00          $0.00
==========================================================================================================

================================================================================
Historical Performance -- Class L Shares
================================================================================

                             Net Asset Value
                         -----------------------
                          Beginning       End        Income      Capital Gain      Return       Total
Period Ended              of Period    of Period    Dividends    Distributions   of Capital   Return(1)+++
==========================================================================================================
3/31/02                   $ 9.11          $8.96        $0.00         $0.00          $0.00         (1.65)%
----------------------------------------------------------------------------------------------------------
Inception* -- 9/30/01      11.40           9.11         0.02          0.00           0.00        (19.97)
==========================================================================================================
Total                                                  $0.02         $0.00          $0.00
==========================================================================================================

It is the Portfolio's policy to distribute dividends and capital gains, if any, annually.


6  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Average Annual Total Returns++
================================================================================

                                                 Without Sales Charges(1)
                                          --------------------------------------
                                          Class A         Class B        Class L
================================================================================
Six Months Ended 3/31/02+                 (1.31)%         (1.65)%        (1.65)%
--------------------------------------------------------------------------------
Year Ended 3/31/02                       (11.20)         (11.81)        (11.81)
--------------------------------------------------------------------------------
Inception* through 3/31/02               (14.94)         (15.55)        (15.55)
================================================================================

                                                   With Sales Charges(2)
                                          --------------------------------------
                                          Class A         Class B        Class L
================================================================================
Six Months Ended 3/31/02+                 (6.22)%         (6.56)%        (3.58)%
--------------------------------------------------------------------------------
Year Ended 3/31/02                       (15.67)         (16.22)        (13.54)
--------------------------------------------------------------------------------
Inception* through 3/31/02               (17.97)         (17.94)        (16.17)
================================================================================

================================================================================
Cumulative Total Returns++
================================================================================

                                                        Without Sales Charges(1)
================================================================================
Class A (Inception* through 3/31/02)                           (20.48)%
--------------------------------------------------------------------------------
Class B (Inception* through 3/31/02)                           (21.29)
--------------------------------------------------------------------------------
Class L (Inception* through 3/31/02)                           (21.29)
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

*     Inception date for Class A, B, and L shares is October 30, 2000.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


7  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Historical Performance (unaudited)
================================================================================

Growth of $10,000 Invested in Class A, B and L Shares of the
Smith Barney Group Spectrum Fund vs. the Standard & Poor's 500 Index+

--------------------------------------------------------------------------------
                           October 2000 -- March 2002

                               [GRAPHIC OMITTED]

   [The following table was depicted as a line chart in the printed material.]

                Smith Barney Group Spectrum    Smith Barney Group Spectrum    Smith Barney Group Spectrum    Standard & Poor's
                   Fund - Class A Shares          Fund - Class B Shares          Fund - Class L Shares           500 Index
                   ---------------------          ---------------------          ---------------------           ---------
Oct 30 2000                9500                            10000                          9896                     10000
   Mar 2001                8507                             8926                          8833                      8160
   Sep 2001                7654                             8003                          7920                      7370
Mar 31 2002                7554                             7557                          7789                      8180

+ Hypothetical illustration of $10,000 invested in Class A, B and L shares on October 30, 2000 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares at the time of investment and reinvestment of dividends and capital gains, if any, through March 31, 2002. The Standard & Poor's 500 Index is composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Figures for the Index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


8  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                               March 31, 2002
================================================================================

    SHARES                        SECURITY                              VALUE
================================================================================
COMMON STOCK -- 77.2%
Advertising -- 0.5%
    15,610    Interpublic Group of Cos., Inc.                       $    535,111
     7,682    Omnicom Group Inc.                                         725,181
     4,569    TMP Worldwide, Inc.*                                       157,493
--------------------------------------------------------------------------------
                                                                       1,417,785
--------------------------------------------------------------------------------
Aerospace and Defense -- 2.7%
    32,169    The Boeing Co.                                           1,552,154
     7,750    General Dynamics Corp.                                     728,113
     3,907    Goodrich Corp.                                             123,617
    31,236    Honeywell International, Inc.                            1,195,402
    17,031    Lockheed Martin Corp.                                      980,645
     4,237    Northrop Grumman Corp.                                     478,993
    15,016    Raytheon Co.                                               616,407
     7,049    Rockwell Collins, Inc.                                     177,776
    18,160    United Technologies Corp.                                1,347,472
--------------------------------------------------------------------------------
                                                                       7,200,579
--------------------------------------------------------------------------------
Agricultural Products -- 0.1%
    20,057    Archer-Daniels-Midland Co.                                 279,394
--------------------------------------------------------------------------------
Air Freight and Couriers -- 0.5%
    21,017    FedEx Corp.*                                             1,221,088
--------------------------------------------------------------------------------
Airlines -- 0.3%
     5,885    AMR Corp.*                                                 155,423
     4,684    Delta Air Lines, Inc.                                      153,260
    29,145    Southwest Airlines Co.                                     563,956
     2,589    U.S. Airways Group, Inc.*                                   16,699
--------------------------------------------------------------------------------
                                                                         889,338
--------------------------------------------------------------------------------
Aluminum -- 0.6%
    10,638    Alcan, Inc.                                                421,584
    28,096    Alcoa, Inc.                                              1,060,343
--------------------------------------------------------------------------------
                                                                       1,481,927
--------------------------------------------------------------------------------
Apparel and Accessories - Manufacturers -- 0.2%
     5,214    Jones Apparel Group, Inc.*                                 182,229
     4,373    Liz Claiborne, Inc.                                        124,018
     4,612    V.F. Corp.                                                 199,469
--------------------------------------------------------------------------------
                                                                         505,716
--------------------------------------------------------------------------------
Auto Parts and Equipment -- 0.7%
     9,161    Dana Corp.                                                 196,687
    34,545    Delphi Corp.                                               552,375
     5,404    Johnson Controls, Inc.                                     477,227
     7,792    TRW, Inc.                                                  401,054
     8,038    Visteon Corp.                                              133,029
--------------------------------------------------------------------------------
                                                                       1,760,372
--------------------------------------------------------------------------------
Automobile Manufacturers -- 0.8%
    62,812    Ford Motor Co.                                           1,035,770
    19,268    General Motors Corp.                                     1,164,751
--------------------------------------------------------------------------------
                                                                       2,200,521
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


9  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2002
================================================================================

    SHARES                        SECURITY                              VALUE
================================================================================
Banks - Major Regional -- 6.6%
    13,825    AmSouth Bancorp                                       $    303,874
    27,940    The Bank of New York Co., Inc.                           1,174,039
    44,272    Bank One Corp.                                           1,849,684
    17,490    BB&T Corp.                                                 666,544
     6,756    Comerica Inc.                                              422,723
    22,120    Fifth Third Bancorp                                      1,492,658
    39,597    FleetBoston Financial Corp.                              1,385,895
     9,530    Huntington Bancshares Inc.                                 187,741
    16,065    KeyCorp.                                                   428,132
     4,060    Marshall & Ilsley Corp.                                    252,694
    17,748    Mellon Financial Corp.                                     684,895
    23,042    National City Corp.                                        708,772
     8,426    Northern Trust Corp.                                       506,487
    10,925    PNC Financial Services Group                               671,778
     8,628    Regions Financial Corp.                                    296,372
    13,145    SouthTrust Corp.                                           347,028
    10,949    SunTrust Banks, Inc.                                       730,627
    11,051    Synovus Financial Corp.                                    336,834
    72,404    U.S. Bancorp                                             1,634,158
     5,211    Union Planters Corp.                                       246,949
    64,313    Wells Fargo & Co.                                        3,177,062
     3,480    Zions Bancorp                                              206,260
--------------------------------------------------------------------------------
                                                                      17,711,206
--------------------------------------------------------------------------------
Banks - Money Center -- 2.2%
    59,689    Bank of America Corp.                                    4,060,046
    51,629    Wachovia Corp.                                           1,914,403
--------------------------------------------------------------------------------
                                                                       5,974,449
--------------------------------------------------------------------------------
Beverages - Alcoholic -- 1.2%
     2,188    Adolph Coors Co., Class B Shares                           147,624
    53,581    Anheuser-Busch Cos., Inc.                                2,796,928
     2,649    Brown-Forman Corp., Class B Shares                         192,741
--------------------------------------------------------------------------------
                                                                       3,137,293
--------------------------------------------------------------------------------
Beverages - Non-Alcoholic -- 2.6%
    72,102    The Coca-Cola Co.                                        3,768,051
    12,905    Coca-Cola Enterprises Inc.                                 242,356
     8,278    The Pepsi Bottling Group, Inc.                             214,152
    50,770    PepsiCo, Inc.                                            2,614,655
--------------------------------------------------------------------------------
                                                                       6,839,214
--------------------------------------------------------------------------------
Biotechnology -- 1.3%
    31,505    Amgen Inc.*                                              1,880,218
     4,447    Biogen, Inc.*                                              218,170
     5,698    Chiron Corp.*                                              261,481
     6,380    Genzyme Corp.*                                             278,615
    16,375    Immunex Corp.*                                             495,508
     7,443    MedImmune, Inc.*                                           292,733
--------------------------------------------------------------------------------
                                                                       3,426,725
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


10  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2002
================================================================================

    SHARES                        SECURITY                              VALUE
================================================================================
Building Materials -- 0.2%
     2,158    Crane Co.                                             $     59,000
    16,598    Masco Corp.                                                455,615
--------------------------------------------------------------------------------
                                                                         514,615
--------------------------------------------------------------------------------
Casinos and Gaming -- 0.1%
     4,089    Harrah's Entertainment, Inc.*                              180,979
     3,261    International Game Technology*                             203,226
--------------------------------------------------------------------------------
                                                                         384,205
--------------------------------------------------------------------------------
Chemicals - Diversified -- 0.1%
     5,671    PPG Industries, Inc.                                       311,395
--------------------------------------------------------------------------------
Chemicals - Specialty  -- 0.3%
     4,295    Ecolab Inc.                                                196,367
     1,686    Great Lake Chemical Corp.                                   47,495
     3,186    International Flavors & Fragrances Inc.                    111,414
     7,405    Rohm & Haas Co.                                            313,009
     2,464    Sigma-Aldrich Corp.                                        115,709
--------------------------------------------------------------------------------
                                                                         783,994
--------------------------------------------------------------------------------
Construction - Cement and Aggregates -- 0.1%
     4,092    Vulcan Materials Co.                                       194,534
--------------------------------------------------------------------------------
Construction and Engineering -- 0.1%
     2,914    Fluor Corp.                                                118,862
     2,243    McDermott International, Inc.*                              34,879
--------------------------------------------------------------------------------
                                                                         153,741
--------------------------------------------------------------------------------
Consumer Finance -- 1.1%
     8,147    Capital One Financial Corp.                                520,186
     4,653    Countrywide Credit Industries, Inc.                        208,222
    17,355    Household International, Inc.                              985,764
    32,298    MBNA Corp.                                               1,245,734
    10,777    Providian Financial Corp.*                                  81,366
--------------------------------------------------------------------------------
                                                                       3,041,272
--------------------------------------------------------------------------------
Containers - Metal and Glass  -- 0.1%
     3,772    Ball Corp.                                                 178,114
--------------------------------------------------------------------------------
Containers and Packaging -- 0.2%
     2,112    Bemis Co., Inc.                                            114,787
    10,966    Pactiv Corp.*                                              219,539
     3,350    Sealed Air Corp.*                                          157,718
     1,975    Temple-Inland Inc.                                         112,022
--------------------------------------------------------------------------------
                                                                         604,066
--------------------------------------------------------------------------------
Distributors - Food and Health Products -- 0.6%
     9,012    SUPERVALU Inc.                                             232,510
    45,270    SYSCO Corp.                                              1,349,951
--------------------------------------------------------------------------------
                                                                       1,582,461
--------------------------------------------------------------------------------
Electric Companies -- 3.2%
    17,433    AES Corp.*                                                 156,897
     4,089    Allegheny Energy, Inc.                                     169,080
     4,500    Ameren Corp.                                               192,375
    10,538    American Electric Power Co., Inc.                          485,696

                       See Notes to Financial Statements.


11 Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2002
================================================================================

    SHARES                        SECURITY                              VALUE
================================================================================
Electric Companies -- 3.2% (continued)
     9,985    Calpine Corp.*                                        $    126,810
     5,437    Cinergy Corp.                                              194,373
     4,349    CMS Energy Corp.                                            98,418
     6,941    Consolidated Edison, Inc.                                  290,897
     5,353    Constellation Energy Group, Inc.                           165,140
     8,603    Dominion Resources, Inc.                                   560,571
     5,319    DTE Energy Co.                                             242,015
    27,015    Duke Energy Corp.                                        1,021,167
    10,655    Edison International*                                      178,471
     7,228    Entergy Corp.                                              313,767
    10,494    Exelon Corp.                                               555,867
     9,733    FirstEnergy Corp.                                          336,567
     5,751    FPL Group, Inc.                                            342,472
    13,106    Mirant Corp.*                                              189,382
    12,686    PG&E Corp.*                                                298,882
     2,768    Pinnacle West Capital Corp.                                125,529
     4,793    PPL Corp.                                                  189,851
     7,153    Progress Energy, Inc., CVO*                                357,936
     6,731    Public Service Enterprise Group Inc.                       308,280
     9,750    Reliant Energy, Inc.                                       251,452
    22,733    The Southern Co.                                           602,197
     4,567    TECO Energy, Inc.                                          130,753
     8,670    TXU Corp.                                                  472,602
    12,052    Xcel Energy, Inc.                                          305,518
--------------------------------------------------------------------------------
                                                                       8,662,965
--------------------------------------------------------------------------------
Electrical Components and Equipment -- 0.7%
     8,226    American Power Conversion Corp.*                           121,580
     3,937    Cooper Industries, Inc.                                    165,157
    17,699    Emerson Electric Co.                                     1,015,746
     8,174    Molex, Inc.                                                283,393
     3,317    Power-One, Inc.*                                            27,133
     7,758    Rockwell Automation, Inc.                                  155,625
     2,446    Thomas & Betts Corp.*                                       51,757
--------------------------------------------------------------------------------
                                                                       1,820,391
--------------------------------------------------------------------------------
Electronic Components Distributors -- 0.3%
    10,157    Genuine Parts Co.                                          373,473
     5,466    W.W. Grainger, Inc.                                        307,353
--------------------------------------------------------------------------------
                                                                         680,826
--------------------------------------------------------------------------------
Employment Services -- 0.1%
     7,267    Robert Half International, Inc.*                           214,522
--------------------------------------------------------------------------------
Foods -- 2.4%
    12,239    Albertson's, Inc.                                          405,600
    13,492    Campbell Soup Co.                                          361,586
    17,693    ConAgra Foods, Inc.                                        429,055
    12,030    General Mills, Inc.                                        587,666
    11,529    H.J. Heinz Co.                                             478,454
     4,466    Hershey Foods Corp.                                        306,100
    13,387    Kellogg Co.                                                449,402
    24,110    Kroger Co.                                                 534,278

                       See Notes to Financial Statements.


12  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2002
================================================================================

    SHARES                        SECURITY                              VALUE
================================================================================
Foods -- 2.4% (continued)
    15,118    Safeway, Inc.*                                        $    680,612
    25,867    Sara Lee Corp.                                             536,999
    18,825    Unilever NV, ADR                                         1,069,260
     4,234    Winn-Dixie Stores, Inc.                                     67,913
     7,418    Wm. Wrigley Jr. Co.                                        395,453
--------------------------------------------------------------------------------
                                                                       6,302,378
--------------------------------------------------------------------------------
Footwear -- 0.4%
    17,022    NIKE, Inc., Class B Shares                               1,021,490
     3,740    Reebok International Ltd.*                                 101,092
--------------------------------------------------------------------------------
                                                                       1,122,582
--------------------------------------------------------------------------------
Gas Companies -- 0.5%
    15,513    El Paso Corp.                                              683,037
     4,228    KeySpan Corp.                                              153,857
     3,757    Kinder Morgan, Inc.                                        181,952
     1,347    Nicor, Inc.                                                 61,356
     6,308    NiSource, Inc.                                             144,769
     1,078    Peoples Energy Corp.                                        42,452
     6,298    Sempra Energy                                              158,395
--------------------------------------------------------------------------------
                                                                       1,425,818
--------------------------------------------------------------------------------
Gold and Precious Metals Mining -- 0.3%
    19,854    Barrick Gold Corp.                                         368,490
    14,509    Newmont Mining Corp.                                       401,754
    12,164    Placer Dome Inc.                                           149,009
--------------------------------------------------------------------------------
                                                                         919,253
--------------------------------------------------------------------------------
Hardware and Tools -- 0.2%
     5,133    Black & Decker Corp.                                       238,890
     3,722    Snap-on Inc.                                               126,734
     5,469    The Stanley Works                                          252,941
--------------------------------------------------------------------------------
                                                                         618,565
--------------------------------------------------------------------------------
Healthcare - Managed Care -- 0.8%
     5,279    Aetna Inc.*                                                204,931
     5,276    CIGNA Corp.                                                534,934
     6,154    Humana Inc.*                                                83,264
    11,374    UnitedHealth Group Inc.                                    869,201
     5,268    Wellpoint Health Networks Inc.*                            335,413
--------------------------------------------------------------------------------
                                                                       2,027,743
--------------------------------------------------------------------------------
Healthcare - Medical Products and Supplies -- 0.0%
     2,544    Bausch & Lomb Inc.                                         113,386
--------------------------------------------------------------------------------
Homebuilding -- 0.1%
     2,264    Centex Corp.                                               117,570
     1,861    KB Home                                                     80,767
     2,231    Pulte Homes, Inc.                                          106,753
--------------------------------------------------------------------------------
                                                                         305,090
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


13  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2002
================================================================================

    SHARES                        SECURITY                              VALUE
================================================================================
Hotels -- 0.6%
    21,366    Carnival Corp.                                          $  697,600
    13,456    Hilton Hotels Corp.                                        192,421
     8,781    Marriott International Inc., Class A Shares                394,706
     7,205    Starwood Hotels & Resorts Worldwide, Inc.                  270,980
--------------------------------------------------------------------------------
                                                                       1,555,707
--------------------------------------------------------------------------------
Household Furniture and Appliances -- 0.3%
    12,758    Leggett & Platt, Inc.                                      316,398
     4,934    Maytag Corp.                                               218,330
     4,297    Whirlpool Corp.                                            324,638
--------------------------------------------------------------------------------
                                                                         859,366
--------------------------------------------------------------------------------
Household Non-Durables -- 4.7%
    15,045    The Clorox Co.                                             656,413
    35,652    Colgate-Palmolive Co.                                    2,037,512
    33,936    Kimberly-Clark Corp.                                     2,193,962
    83,758    The Procter & Gamble Co.                                 7,545,758
--------------------------------------------------------------------------------
                                                                      12,433,645
--------------------------------------------------------------------------------
Housewares -- 0.4%
     3,734    American Greetings Corp., Class A Shares*                   67,772
     8,703    Fortune Brands, Inc.                                       429,667
    15,634    Newell Rubbermaid Inc.                                     499,663
     3,404    Tupperware Corp.                                            77,441
--------------------------------------------------------------------------------
                                                                       1,074,543
--------------------------------------------------------------------------------
Industrial Gases -- 0.3%
     7,769    Air Products & Chemicals, Inc.                             401,269
     5,500    Praxair, Inc.                                              328,900
--------------------------------------------------------------------------------
                                                                         730,169
--------------------------------------------------------------------------------
Insurance Brokers -- 0.5%
     9,259    Aon Corp.                                                  324,065
     9,445    Marsh & McLennan Co.                                     1,064,829
--------------------------------------------------------------------------------
                                                                       1,388,894
--------------------------------------------------------------------------------
Insurance - Life and Health -- 1.1%
    19,078    AFLAC Inc.                                                 562,801
    12,595    Conseco, Inc.*                                              45,594
     5,497    Jefferson-Pilot Corp.                                      275,290
    10,912    John Hancock Financial Services, Inc.                      416,729
     6,922    Lincoln National Corp.                                     351,153
    26,481    MetLife, Inc.                                              834,152
     4,537    Torchmark Corp.                                            182,796
     8,844    UnumProvident Corp.                                        247,013
--------------------------------------------------------------------------------
                                                                       2,915,528
--------------------------------------------------------------------------------
Insurance - Property and Casualty -- 1.7%
    10,794    ACE Ltd.                                                   450,110
    29,656    Allstate Corp.                                           1,120,107
     7,062    Chubb Corp.                                                516,232
     6,718    Cincinnati Financial Corp.                                 293,308
     6,172    MBIA, Inc.                                                 337,547
     4,458    MGIC Investment Corp.                                      305,061

                       See Notes to Financial Statements.


14  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2002
================================================================================

    SHARES                        SECURITY                              VALUE
================================================================================
Insurance - Property and Casualty -- 1.7% (continued)
     3,049    Progressive Corp.                                     $    508,024
     5,313    SAFECO Corp.                                               170,228
     8,626    St. Paul Cos., Inc.                                        395,502
     5,517    XL Capital Ltd., Class A Shares                            515,012
--------------------------------------------------------------------------------
                                                                       4,611,131
--------------------------------------------------------------------------------
Leisure Products -- 0.3%
     5,268    Brunswick Corp.                                            143,922
    10,374    Hasbro, Inc.                                               164,117
    25,920    Mattel, Inc.                                               540,173
--------------------------------------------------------------------------------
                                                                         848,212
--------------------------------------------------------------------------------
Machinery - Diversified -- 1.7%
    20,586    Caterpillar Inc.                                         1,170,314
     6,072    Danaher Corp.                                              431,233
    14,245    Deere & Co.                                                648,860
     8,263    Dover Corp.                                                338,783
     2,825    Eaton Corp.                                                228,768
    12,422    Illinois Tool Works, Inc.                                  898,732
     6,849    Ingersoll-Rand Co.                                         342,587
     3,604    ITT Industries, Inc.                                       227,196
     4,980    Pall Corp.                                                 102,040
     4,776    Parker - Hannifin Corp.                                    238,322
--------------------------------------------------------------------------------
                                                                       4,626,835
--------------------------------------------------------------------------------
Metals and Mining - Diversified -- 0.1%
     5,346    Freeport-McMoRan Copper & Gold Inc., Class B Shares*        94,197
     6,767    Inco Ltd.*                                                 132,430
     2,922    Phelps Dodge Corp.*                                        123,016
--------------------------------------------------------------------------------
                                                                         349,643
--------------------------------------------------------------------------------
Motorcyle Manufacturers -- 0.2%
     9,920    Harley-Davidson, Inc.                                      546,890
--------------------------------------------------------------------------------
Office Electronics -- 0.1%
    26,195    Xerox Corp.*                                               281,596
--------------------------------------------------------------------------------
Office Equipment and Supplies -- 0.4%
     7,071    Avery Dennison Corp.                                       431,543
    15,695    Pitney Bowes, Inc.                                         671,746
--------------------------------------------------------------------------------
                                                                       1,103,289
--------------------------------------------------------------------------------
Oil - Domestic Integrated -- 0.9%
     3,248    Amerada Hess Corp.                                         257,761
    22,924    Conoco Inc., Class B Shares                                668,922
    11,332    Marathon Oil Corp.                                         326,362
    13,683    Occidental Petroleum Corp.                                 398,859
    13,965    Phillips Petroleum Co.                                     877,002
--------------------------------------------------------------------------------
                                                                       2,528,906
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


15  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2002
================================================================================

    SHARES                        SECURITY                              VALUE
================================================================================
Oil - International Integrated -- 7.0%
    39,074    ChevronTexaco Corp.                                   $  3,527,210
   250,553    Exxon Mobil Corp.                                       10,981,738
    77,797    Royal Dutch Petroleum Co., ADR                           4,225,933
--------------------------------------------------------------------------------
                                                                      18,734,881
--------------------------------------------------------------------------------
Oil and Gas - Drilling -- 0.3%
     5,449    Nabors Industries, Inc.*                                   230,220
     5,109    Noble Drilling Corp.*                                      211,462
     3,626    Rowan Cos., Inc.*                                           83,543
    12,332    Transocean Sedco Forex, Inc.                               409,792
--------------------------------------------------------------------------------
                                                                         935,017
--------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.8%
     9,214    Anadarko Petroleum Corp.                                   520,038
     5,077    Apache Corp.                                               288,780
     7,441    Burlington Resources, Inc.                                 298,310
     5,756    Devon Energy Corp.                                         277,842
     4,277    EOG Resources, Inc.                                        173,475
     3,710    Kerr-McGee Corp.                                           233,174
     9,037    Unocal Corp.                                               351,991
--------------------------------------------------------------------------------
                                                                       2,143,610
--------------------------------------------------------------------------------
Oil and Gas - Refining and Marketing -- 0.1%
     2,456    Ashland Inc.                                               111,773
     2,680    Sunoco, Inc.                                               107,227
--------------------------------------------------------------------------------
                                                                         219,000
--------------------------------------------------------------------------------
Paper and Forest Products -- 0.8%
     2,438    Boise Cascade Corp.                                         88,353
     9,656    Georgia-Pacific Group                                      289,197
    20,255    International Paper Co.                                    871,167
     4,704    Louisiana-Pacific Corp.                                     50,521
     8,347    MeadWestvaco Corp.                                         276,703
     9,917    Weyerhaeuser Co.                                           623,383
--------------------------------------------------------------------------------
                                                                       2,199,324
--------------------------------------------------------------------------------
Personal Care -- 0.7%
     1,992    Alberto-Culver Co., Class B Shares                         107,568
     8,171    Avon Products, Inc.                                        443,849
    36,502    The Gillette Co.                                         1,241,433
--------------------------------------------------------------------------------
                                                                       1,792,850
--------------------------------------------------------------------------------
Publishing - Newspapers -- 1.5%
     5,162    Dow Jones & Co., Inc.                                      300,532
    16,206    Gannett Co., Inc.                                        1,233,277
     5,145    Knight-Ridder, Inc.                                        353,410
    11,835    McGraw-Hill Cos., Inc.                                     807,739
     3,019    Meredith Corp.                                             128,338
     9,226    The New York Times Co., Class A Shares                     441,556
    18,227    Tribune Co.                                                828,599
--------------------------------------------------------------------------------
                                                                       4,093,451
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


16  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2002
================================================================================

    SHARES                        SECURITY                              VALUE
================================================================================
Railroads -- 0.7%
    16,328    Burlington Northern Santa Fe Corp.                    $    492,779
     9,088    CSX Corp.                                                  346,344
    16,425    Norfolk Southern Corp.                                     393,214
    10,555    Union Pacific Corp.                                        655,888
--------------------------------------------------------------------------------
                                                                       1,888,225
--------------------------------------------------------------------------------
Restaurants -- 0.9%
     4,325    Darden Restaurants, Inc.                                   175,552
    47,500    McDonald's Corp.                                         1,318,125
    14,128    Starbucks Corp.*                                           326,781
     5,389    Tricon Global Restaurants, Inc.*                           316,765
     3,864    Wendy's International, Inc.                                135,163
--------------------------------------------------------------------------------
                                                                       2,272,386
--------------------------------------------------------------------------------
Retail - Apparel -- 0.5%
    34,197    The Gap, Inc.                                              514,323
    20,447    The Limited, Inc.                                          366,001
    10,784    TJX Cos., Inc.                                             431,468
--------------------------------------------------------------------------------
                                                                       1,311,792
--------------------------------------------------------------------------------
Retail - Department Stores -- 0.9%
     2,944    Dillard's, Inc., Class A Shares                             70,244
     6,741    Federated Department Stores, Inc.*                         275,370
     9,278    J.C. Penney Co., Inc.                                      192,147
    11,780    Kohls Corp.*                                               838,147
    10,303    May Department Stores Co.                                  359,060
     4,727    Nordstrom, Inc.                                            115,812
    11,346    Sears, Roebuck & Co.                                       581,709
--------------------------------------------------------------------------------
                                                                       2,432,489
--------------------------------------------------------------------------------
Retail - Drug Stores -- 0.7%
    14,371    CVS Corp.                                                  493,356
    37,580    Walgreen Co.                                             1,472,760
--------------------------------------------------------------------------------
                                                                       1,966,116
--------------------------------------------------------------------------------
Retail - General Merchandise -- 8.2%
     7,326    Big Lots, Inc.*                                            102,930
    28,982    Costco Wholesale Corp.*                                  1,154,063
    21,305    Dollar General Corp.                                       346,845
    11,044    Family Dollar Stores, Inc.                                 370,084
    57,833    Target Corp.                                             2,493,759
   285,526    Wal-Mart Stores, Inc.                                   17,499,888
--------------------------------------------------------------------------------
                                                                      21,967,569
--------------------------------------------------------------------------------
Retail - Home Improvement -- 1.6%
    67,427    The Home Depot, Inc.                                     3,277,626
    22,280    Lowe's Cos., Inc.                                          968,957
     4,444    Sherwin-Williams Co.                                       126,565
--------------------------------------------------------------------------------
                                                                       4,373,148
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


17  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2002
================================================================================

    SHARES                        SECURITY                              VALUE
================================================================================
Retail - Specialty -- 0.6%
     4,006    AutoZone, Inc.*                                       $    275,813
    10,897    Bed Bath & Beyond Inc.*                                    367,774
    11,518    Office Depot, Inc.*                                        228,632
    17,321    Staples, Inc.*                                             345,900
     5,437    Tiffany & Co.                                              193,285
     7,381    Toys "R" Us, Inc.*                                         132,563
--------------------------------------------------------------------------------
                                                                       1,543,967
--------------------------------------------------------------------------------
Savings and Loan Companies -- 0.7%
     8,526    Charter One Financial, Inc.                                266,182
     5,979    Golden West Financial Corp.                                379,667
    36,538    Washington Mutual, Inc.                                  1,210,504
--------------------------------------------------------------------------------
                                                                       1,856,353
--------------------------------------------------------------------------------
Semiconductor Equipment -- 1.1%
    33,457    Applied Materials, Inc.*                                 1,815,711
     7,633    KLA-Tencor Corp.*                                          507,595
     5,848    Novellus Systems, Inc.*                                    316,611
     7,369    Teradyne, Inc.*                                            290,560
--------------------------------------------------------------------------------
                                                                       2,930,477
--------------------------------------------------------------------------------
Services - Commercial and Consumer -- 0.7%
    35,797    Cendant Corp.*                                             687,302
     6,191    Cintas Corp.                                               308,683
     6,275    Convergys Corp.*                                           185,552
     2,420    Deluxe Corp.                                               111,949
     6,663    H&R Block, Inc.                                            296,170
    10,778    IMS Health Inc.                                            241,966
--------------------------------------------------------------------------------
                                                                       1,831,622
--------------------------------------------------------------------------------
Services - Data Processing -- 1.6%
    21,296    Automatic Data Processing, Inc.                          1,240,918
    17,447    Concord EFS, Inc.*                                         580,113
     5,284    Equifax Inc.                                               157,992
    13,098    First Data Corp.                                         1,142,801
     6,542    Fiserv, Inc.*                                              300,867
    12,866    Paychex, Inc.                                              510,780
     4,622    Sabre Holdings Corp.*                                      215,894
--------------------------------------------------------------------------------
                                                                       4,149,365
--------------------------------------------------------------------------------
Specialty Printing -- 0.0%
     4,160    R.R. Donnelley & Sons Co.                                  129,376
--------------------------------------------------------------------------------
Steel -- 0.2%
     3,594    Allegheny Technologies, Inc.                                59,445
     3,483    Nucor Corp.                                                223,748
     3,994    United States Steel Corp.                                   72,491
     3,824    Worthington Industries, Inc.                                58,737
--------------------------------------------------------------------------------
                                                                         414,421
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


18  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2002
================================================================================

    SHARES                        SECURITY                              VALUE
================================================================================
Tires and Rubber -- 0.1%
     2,590    Cooper Tire & Rubber Co.                              $     56,074
     5,824    Goodyear Tire & Rubber Co.                                 148,920
--------------------------------------------------------------------------------
                                                                         204,994
--------------------------------------------------------------------------------
Tobacco -- 1.7%
    80,053    Philip Morris Cos. Inc.                                  4,216,391
     6,219    UST Inc.                                                   242,106
--------------------------------------------------------------------------------
                                                                       4,458,497
--------------------------------------------------------------------------------
Truckers -- 0.1%
     5,332    Ryder System, Inc.                                         157,507
--------------------------------------------------------------------------------
Trucks and Parts -- 0.2%
     2,474    Cummins Inc.                                               116,847
     3,591    Navistar International Corp.*                              159,081
     4,599    PACCAR Inc.                                                336,693
--------------------------------------------------------------------------------
                                                                         612,621
--------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost -- $190,648,764)                                 206,480,935
================================================================================

   FACE
  AMOUNT                          SECURITY                              VALUE
================================================================================
REPURCHASE AGREEMENTS -- 22.8%
$2,614,000    Goldman, Sachs & Co., 1.840% due 4/1/02; Proceeds
                at maturity -- $2,614,534; (Fully collateralized
                by U.S. Treasury Bills, Notes and Bonds, 0.000%
                to 6.375% due 4/4/02 to 8/15/29; Market
                value -- $2,666,286)                                   2,614,000
58,255,000    Morgan Stanley Dean Witter & Co., 1.800% due 4/1/02;
                Proceeds at maturity -- $58,266,651; (Fully
                collateralized by U.S. Treasury Strips, Bills,
                Federal National Mortgage Association and Federal
                Home Loan Bank, 0.000% to 6.240% due 9/26/02 to
                11/15/27; Market value -- $59,979,550)                58,255,000
--------------------------------------------------------------------------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost-- $60,869,000)                                    60,869,000
================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $251,517,764**)                              $267,349,935
================================================================================

*     Non-income producing security.

**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


19  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                   March 31, 2002
================================================================================

ASSETS:
    Investments, at value (Cost -- $190,648,764)                        $ 206,480,935
    Repurchase agreements, at value (Cost -- $60,869,000)                  60,869,000
    Cash                                                                          160
    Receivable for securities sold                                          2,213,621
    Dividends and interest receivable                                         244,100
    Receivable for Fund shares sold                                            47,278
-------------------------------------------------------------------------------------
    Total Assets                                                          269,855,094
-------------------------------------------------------------------------------------

LIABILITIES:
    Payable for securities purchased                                       16,445,219
    Management fee payable                                                    148,037
    Distribution fees payable                                                  64,104
    Payable for Fund shares purchased                                          51,694
    Accrued expenses                                                          277,255
-------------------------------------------------------------------------------------
    Total Liabilities                                                      16,986,309
-------------------------------------------------------------------------------------
Total Net Assets                                                        $ 252,868,785
=====================================================================================

NET ASSETS:
    Par value of capital shares                                         $      28,201
    Capital paid in excess of par value                                   343,060,920
    Undistributed net investment income                                       176,817
    Accumulated net realized loss from security transactions
      and equity swap contracts                                          (106,229,324)
    Net unrealized appreciation of investments                             15,832,171
-------------------------------------------------------------------------------------
Total Net Assets                                                        $ 252,868,785
=====================================================================================

Shares Outstanding:
    Class A                                                                 2,818,638
    ---------------------------------------------------------------------------------
    Class B                                                                 5,256,557
    ---------------------------------------------------------------------------------
    Class L                                                                20,125,564
    ---------------------------------------------------------------------------------

Net Asset Value:
    Class A (and redemption price)                                      $        9.04
    ---------------------------------------------------------------------------------
    Class B *                                                           $        8.96
    ---------------------------------------------------------------------------------
    Class L **                                                          $        8.96
    ---------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
    Class A (net asset value plus 5.26% of net asset value per share)   $        9.52
    ---------------------------------------------------------------------------------
    Class L (net asset value plus 1.01% of net asset value per share)   $        9.05
=====================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


20  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)      For the Six Months Ended March 31, 2002
================================================================================

INVESTMENT INCOME:
  Dividends                                                              $  1,593,413
  Interest                                                                    679,705
  Less: Foreign withholding tax                                                (2,815)
-------------------------------------------------------------------------------------
  Total Investment Income                                                   2,270,303
-------------------------------------------------------------------------------------

EXPENSES:
  Distribution fees (Note 2)                                                1,321,943
  Management fee (Note 2)                                                     930,738
  Shareholder and system servicing fees                                       183,137
  Registration fees                                                            77,893
  Custody                                                                      51,041
  Shareholder communications                                                   42,469
  Audit and legal                                                              17,980
  Directors' fees                                                               7,207
  Other                                                                        36,156
-------------------------------------------------------------------------------------
  Total Expenses                                                            2,668,564
-------------------------------------------------------------------------------------
Net Investment Loss                                                          (398,261)
-------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
EQUITY SWAP CONTRACTS (NOTES 3 AND 7):
  Realized Loss From:
    Security transactions (excluding short-term securities)               (22,038,408)
    Equity swap contracts                                                  (1,898,290)
-------------------------------------------------------------------------------------
  Net Realized Loss                                                       (23,936,698)
-------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of Investments:
    Beginning of period                                                    (3,276,175)
    End of period                                                          15,832,171
-------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                                  19,108,346
-------------------------------------------------------------------------------------
Net Loss on Investments and Equity Swap Contracts                          (4,828,352)
-------------------------------------------------------------------------------------
Decrease in Net Assets From Operations                                   $ (5,226,613)
=====================================================================================

                       See Notes to Financial Statements.


21  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended March 31, 2002 (unaudited) and the Period Ended September 30, 2001(a)

                                                                          2002             2001
===================================================================================================
OPERATIONS:
    Net investment income (loss)                                     $    (398,261)   $   1,377,740
    Net realized loss                                                  (23,936,698)     (82,705,649)
    Increase (decrease) in net unrealized appreciation                  19,108,346       (3,276,175)
---------------------------------------------------------------------------------------------------
    Decrease in Net Assets From Operations                              (5,226,613)     (84,604,084)
---------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                       --         (716,577)
---------------------------------------------------------------------------------------------------
    Decrease in Net Assets From Distributions To Shareholders                   --         (716,577)
---------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 10):
    Net proceeds from sales                                              3,420,158      487,199,782
    Net asset value of shares issued for reinvestment of dividends              --          683,569
    Cost of shares reacquired                                          (63,606,258)     (84,281,192)
---------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets From Fund Share Transactions     (60,186,100)     403,602,159
---------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                      (65,412,713)     318,281,498

NET ASSETS:
    Beginning of period                                                318,281,498               --
---------------------------------------------------------------------------------------------------
    End of period*                                                   $ 252,868,785    $ 318,281,498
===================================================================================================
* Includes undistributed net investment income of:                   $     176,817    $     575,078
===================================================================================================

(a) For the period from October 30, 2000 (commencement of operations) to September 30, 2001.

                       See Notes to Financial Statements.


22  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Smith Barney Group Spectrum Fund ("Portfolio"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of this Portfolio and nine other separate investment portfolios: Smith Barney Peachtree Growth Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Premier Selections Large Cap Fund, Smith Barney Premier Selections All Cap Growth Fund, Smith Barney Premier Selections Global Growth Fund, Smith Barney Small Cap Growth Fund and Smith Barney Small Cap Value Fund. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) short-term obligations with maturities of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) gains or losses on the sale of securities are calculated using the specific identification method; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (j) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At September 30, 2001, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/ tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment income amounting to $326,938 was reclassified to paid-in capital; and
(l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup") acts as investment manager to the Portfolio. The Portfolio pays SBFM a management fee calculated at an annual rate of 0.65% of the average daily net assets. This fee is calculated daily and paid monthly.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Portfolio's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Portfolio's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. During the six months ended March 31, 2002, the Portfolio paid transfer agent fees of $141,247 to TB&T.


23  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Portfolio's distributor. In addition, SSB acts as the primary broker for the Portfolio's agency transactions. Certain other broker-dealers continue to sell Portfolio shares to the public as members of the selling group. For the six months ended March 31, 2002, SSB and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2002, SSB received sales charges of approximately $9,000 and $15,000 on sales of the Portfolio's Class A and L shares, respectively. In addition, CDSCs paid to SSB for the six months ended March 31, 2002 were approximately:

                                                          Class B       Class L
================================================================================
CDSCs                                                    $160,000      $10,000
================================================================================

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets for each class.

For the six months ended March 31, 2002, total Distribution Plan fees incurred by the Portfolio were:

                                            Class A        Class B      Class L
================================================================================
Distribution Plan Fees                      $36,654       $258,851    $1,026,438
================================================================================

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended March 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $530,863,724
--------------------------------------------------------------------------------
Sales                                                                585,268,679
================================================================================

At March 31, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $16,450,090
Gross unrealized depreciation                                          (617,919)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $15,832,171
================================================================================


24  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

4. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Reverse Repurchase Agreements

The Portfolio may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations as collateral under the reverse repurchase agreement.

During the six months ended March 31, 2002, the Portfolio did not enter into any reverse repurchase agreements.

6. Option Contracts

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At March 31, 2002, the Portfolio did not hold any purchased call or put option contracts.

When a Portfolio writes a covered call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When a written index option is exercised, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended March 31, 2002, the Portfolio did not enter into any written call or put option contracts.


25  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

7. Equity Swap Contracts

The Portfolio has the ability to enter into equity index swap contracts. The Portfolio enters into these contracts to gain exposure to certain equity market sectors. The Portfolio will record the difference between the initial value of the index underlying the swap contract and the closing value of such index. These differences are netted out in a cash settlement periodically, with the Portfolio receiving or paying, as the case may be, only the net amount of the two differences.

At March 31, 2002, the Portfolio did not hold any equity swap contracts.

8. Lending of Portfolio Securities

The Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers and other financial organizations. Fees earned by the Portfolio on securities lending are recorded as interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Portfolio maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At March 31, 2002, the Portfolio did not have any securities on loan.

9. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by custodian in the name of the broker. Additional securities are also segregated up to the current market value of futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At March 31, 2002, the Portfolio did not hold any futures contracts.

10. Capital Shares

At March 31, 2002, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At March 31, 2002, total paid-in capital amounted to the following for each class:

                                     Class A          Class B          Class L
================================================================================
Paid-in Capital                    $34,667,497      $62,157,834     $246,263,790
================================================================================


26  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Transactions in shares of each class were as follows:

                                               Six Months Ended                        Period Ended
                                                March 31, 2002                      September 30, 2001*
                                      --------------------------------       -------------------------------
                                         Shares              Amount             Shares             Amount
============================================================================================================
Class A
Shares sold                               42,447         $    385,577         4,754,816       $  53,633,529
Shares issued on reinvestment                 --                   --            10,105             117,119
Shares reacquired                       (852,120)          (7,710,587)       (1,136,610)        (11,724,054)
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                 (809,673)        $ (7,325,010)        3,628,311       $  42,026,594
============================================================================================================
Class B
Shares sold                              119,052         $  1,070,749         7,075,173       $  79,582,136
Shares issued on reinvestment                 --                   --             8,102              93,899
Shares reacquired                       (999,555)          (8,967,410)         (946,215)         (9,568,458)
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                 (880,503)        $ (7,896,661)        6,137,060       $  70,107,577
============================================================================================================
Class L
Shares sold                              217,390         $  1,963,832        31,172,517       $ 353,984,117
Shares issued on reinvestment                 --                   --            40,772             472,551
Shares reacquired                     (5,229,112)         (46,928,261)       (6,076,003)        (62,988,680)
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)               (5,011,722)        $(44,964,429)       25,137,286       $ 291,467,988
============================================================================================================

*     For the period from October 30, 2000 (inception date) to September 30,
      2001.


27  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout the period ended September 30, unless otherwise noted:

Class A Shares                                     2002(1)(2)        2001(2)(3)
================================================================================
Net Asset Value, Beginning of Period               $     9.16       $    11.40
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                  0.02             0.10
  Net realized and unrealized loss                      (0.14)           (2.31)
--------------------------------------------------------------------------------
Total Loss From Operations                              (0.12)           (2.21)
--------------------------------------------------------------------------------
Less Distributions:
  Net investment income                                    --            (0.03)
--------------------------------------------------------------------------------
Total Distributions                                        --            (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $     9.04       $     9.16
--------------------------------------------------------------------------------
Total Return++                                          (1.31)%         (19.43)%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                   $   25,485       $   33,253
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                               1.22%            1.18%
  Net investment income                                  0.37             1.05
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                   243%             265%
================================================================================

(1)   For the six months ended March 31, 2002 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from October 30, 2000 (inception date) to September 30,
      2001.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


28  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout the period ended September 30, unless otherwise noted:

Class B Shares                                     2002(1)(2)        2001(2)(3)
================================================================================
Net Asset Value, Beginning of Period               $     9.11       $    11.40
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                          (0.02)            0.03
  Net realized and unrealized loss                      (0.13)           (2.30)
--------------------------------------------------------------------------------
Total Loss From Operations                              (0.15)           (2.27)
--------------------------------------------------------------------------------
Less Distributions:
  Net investment income                                    --            (0.02)
--------------------------------------------------------------------------------
Total Distributions                                        --            (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $     8.96       $     9.11
--------------------------------------------------------------------------------
Total Return++                                          (1.65)%         (19.97)%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                   $   47,087       $   55,932
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                               1.96%            1.93%
  Net investment income (loss)                          (0.37)            0.29
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                   243%             265%
================================================================================

(1)   For the six months ended March 31, 2002 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from October 30, 2000 (inception date) to September 30,
      2001.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


29  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout the period ended September 30, unless otherwise noted:

Class L Shares                                     2002(1)(2)       2001(2)(3)
================================================================================
Net Asset Value, Beginning of Period               $     9.11       $    11.40
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                          (0.02)            0.03
  Net realized and unrealized loss                      (0.13)           (2.30)
--------------------------------------------------------------------------------
Total Loss From Operations                              (0.15)           (2.27)
--------------------------------------------------------------------------------
Less Distributions From:
--------------------------------------------------------------------------------
  Net investment income                                   --             (0.02)
--------------------------------------------------------------------------------
Total Distributions                                       --             (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $     8.96       $     9.11
--------------------------------------------------------------------------------
Total Return++                                          (1.65)%         (19.97)%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                   $  180,297       $  229,096
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                               1.94%            1.92%
  Net investment income (loss)                          (0.35)            0.31
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                   243%             265%
================================================================================

(1)   For the six months ended March 31, 2002 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from October 30, 2000 (inception date) to September 30,
      2001.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.

30  Smith Barney Group Spectrum Fund | 2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
GROUP SPECTRUM FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIRECTORS

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank J. Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

OFFICERS

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Kevin Kopczynski
Vice President and
Investment Officer

Christina T. Sydor
Secretary

INVESTMENT ADVISER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Salomon Smith Barney Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Travelers Bank & Trust, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699


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

Smith Barney Group Spectrum Fund
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. - Smith Barney Group Spectrum Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Portfolio. If used as sales material after June 30, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY GROUP SPECTRUM FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

      SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


FD02322 5/02